Credit Line and Short-Term Bank Loans	12 Months Ended
Dec. 31, 2022
Credit Line And Short Term Bank Loans Table Abstract
CREDIT LINE AND SHORT-TERM BANK LOANS

NOTE 11 - CREDIT LINE AND SHORT-TERM BANK LOANS:

On May 25, 2022, CyberKick entered into a revolving line of credit agreement with United Mizrahi-Tefahot Bank Ltd. in an amount of up to $2 million for a period of 12 months, at an interest rate of Secured Overnight Financing Rate (“SOFR”) plus 5.5% per annum, to be paid quarterly for the actual withdrawn balance. The line of credit is limited at a 3X multiple on the most updated monthly revenues of CyberKick, is secured against all of the assets of CyberKick, is guaranteed by the Company and includes a refundable deposit by the Company of $500 thousand.

The line of credit is consummated by revolving 3-month loans. As of December 31, 2022, the balance of all revolving 3-month loans was $1.6 million including accrued and unpaid interest of $6 thousand.

Interest expenses in regard to the line of credit were $39 thousand for the year ended December 31, 2022.